Average Annual Total Returns		12 Months Ended	58 Months Ended	60 Months Ended	88 Months Ended	93 Months Ended	95 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Russell 3000 Value Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.98%		8.60%	8.94%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	14.43%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent		(0.36%)		6.01%	7.40%
Performance Inception Date	Oct. 28, 2021
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent		3.93%		6.76%	7.92%
Performance Inception Date	Oct. 28, 2021
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		5.85%		7.50%	8.54%
Performance Inception Date	Sep. 12, 2017
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		6.16%		7.64%	8.65%
Performance Inception Date	Sep. 12, 2017
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.69%		7.28%	8.28%
Performance Inception Date	Sep. 12, 2017
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.55%		6.35%	7.24%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.46%		5.61%	6.38%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	14.43%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Russell 2500 Value Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.98%		8.44%	7.97%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent		(7.31%)		5.50%	5.54%
Performance Inception Date	Oct. 28, 2021
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent		(3.51%)		6.22%	6.04%
Performance Inception Date	Oct. 28, 2021
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.41%)		7.05%	6.69%
Performance Inception Date	Sep. 12, 2017
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.31%)		7.15%	6.79%
Performance Inception Date	Oct. 28, 2021
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.31%)		7.15%	6.79%
Performance Inception Date	Sep. 12, 2017
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(1.63%)		6.81%	6.44%
Performance Inception Date	Sep. 12, 2017
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.65%)		5.08%	4.53%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.25%)		4.97%	4.50%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%		2.46%				1.77%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		9.30%		5.09%				3.99%
Performance Inception Date	May 25, 2012
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.18%		3.11%				2.60%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.49%		3.18%				2.58%
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		9.41%		5.18%				4.04%
Performance Inception Date	May 17, 2019
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon SSI Alternative Income Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		9.04%		4.85%				3.74%
Performance Inception Date	May 25, 2012
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%			14.58%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent		2.02%		1.85%			11.45%
Performance Inception Date	Jan. 02, 2019
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent		6.31%		2.27%			11.64%
Performance Inception Date	Jan. 02, 2019
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		8.47%		3.36%			12.50%
Performance Inception Date	Jan. 27, 2017
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		8.57%		3.42%			12.58%
Performance Inception Date	Oct. 28, 2020
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		8.55%		3.45%			12.60%
Performance Inception Date	Jan. 27, 2017
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.19%		3.11%			12.22%
Performance Inception Date	Jan. 27, 2017
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.19%		1.23%			10.32%
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.85%		2.61%			9.92%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.40%		0.48%		1.90%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.47%		2.59%		2.39%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent		4.51%		2.32%		3.67%
Performance Inception Date	Oct. 29, 2018
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent		6.77%		2.31%		3.55%
Performance Inception Date	Oct. 29, 2018
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		8.86%		3.34%		4.37%
Performance Inception Date	Apr. 03, 2017
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		8.93%		3.42%		4.44%
Performance Inception Date	Apr. 03, 2017
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.62%		3.06%		4.08%
Performance Inception Date	Apr. 03, 2017
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.08%		0.36%		1.67%
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund) | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.08%		1.11%		2.05%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	0.10%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | ICE BofA 1-3 Year US Corporate Index Reflects no deduction for fees, expenses, or taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	2.08%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | A Class
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	1.61%
Performance Inception Date	Feb. 18, 2020
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | C Class
Prospectus [Line Items]
Average Annual Return, Percent		3.68%	1.43%
Performance Inception Date	Feb. 18, 2020
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		5.80%	2.51%
Performance Inception Date	Feb. 18, 2020
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.82%	0.57%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.43%	1.06%
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund) | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		5.80%	1.95%
Performance Inception Date	Feb. 18, 2020